COMMITMENTS AND CONTINGENCIES - Leases (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 29, 2013 item	Jan. 02, 2016 USD ($) item	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
Leases
Rental expense		$ 89.9	$ 87.0	$ 54.3
Operating leases
2016		61.7
2017		61.6
2018		59.2
2019		54.6
2020		53.9
Thereafter		172.9
Total		463.9
Capital leases
2016		2.1
2017		2.1
2018		2.2
2019		2.3
2020		2.3
Thereafter		10.8
Total		21.8
Minimum non-cancelable sublease rentals		$ 23.1
Liz Claiborne Canada Retail Stores
Capital leases
Number of store leases assigned to third parties | item		277
Number of leases for which the entity is secondarily liable | item		136
Future aggregate payments under disposition leases		$ 92.1
Sale Leaseback Agreement for North Bergen, New Jersey Office
Capital leases
Lease term	12 years
Number of renewal options under the sale-leaseback transaction | item	2
Term of options under the sale-leaseback transaction	5 years